Share-Based Payments Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
After-tax compensation expense (in dollars)	$ 17.8	$ 21.4	$ 18.7
Options and SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense (in dollars)	5.6	6.4	5.9
Tax benefit (in dollars)	(1.6)	(1.9)	(1.8)
After-tax compensation expense (in dollars)	4.0	4.5	4.1
RSUs and DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense (in dollars)	10.3	16.2	15.1
Tax benefit (in dollars)	(2.6)	(4.6)	(4.1)
After-tax compensation expense (in dollars)	7.7	11.6	11.0
PUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense (in dollars)	8.7	7.4	4.8
Tax benefit (in dollars)	(2.6)	(2.1)	(1.2)
After-tax compensation expense (in dollars)	$ 6.1	$ 5.3	$ 3.6